DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
Debt obligations consist of the following:

		December 31,
	Maturity Date	2024	2023
Term loan facility
2019 Term Loan	October 1, 2026	$—	$330
Revolving Credit Facility	January 3, 2027	—	—
2021 Term Loan	January 3, 2029	2,157	1,407
Senior notes
4.125% Senior Notes	July 15, 2029	337	337
4.750% Senior Notes	October 15, 2029	277	277
Other obligations		5	5
Total debt obligations		2,776	2,356
Less: unamortized deferred financing costs		(23)	(29)
Total debt, net of deferred financing costs		2,753	2,327
Less: short-term and current portion of long-term debt		(4)	(5)
Long-term debt, less current portion		$2,749	$2,322
Term loan facility
As of December 31, 2024, the Company had no principal outstanding under the $1,200 term loan (the "2019 Term Loan") and $2,157 of principal outstanding under the incremental term loan (the "2021 Term Loan"). The interest rate applicable to the 2021 Term Loan is, at the Company's option, either (1) a base rate plus an applicable margin equal to 1.00% or (2) Term SOFR rate (adjusted for statutory reserves) plus an applicable margin equal to 2.00%.
The interest rate applicable to borrowings under the $500 five-year senior secured revolving credit facility (the “Revolving Credit Facility”) is, at the Company’s option, either (1) a base rate plus an applicable margin equal to 1.25%, or (2) a Term SOFR rate (adjusted for statutory reserves) plus an applicable margin equal to 2.25% plus a credit spread adjustment ("CSA").
As of December 31, 2024 and 2023, the Company had no amounts outstanding under the Revolving Credit Facility, and $494 and $495, respectively, was available under the Revolving Credit Facility, after giving effect to $6 and $5, respectively, of outstanding letters of credit.
During the second quarter of 2024, the Company completed its Sixth Amendment to its credit agreement, upsizing and repricing the 2021 Term Loan and repaying the 2019 Term Loan. The repricing reduced the applicable margin on the 2021 Term Loan by 50 basis points and removed the CSA. As part of the transaction, the Company incurred approximately $550 of incremental principal on the 2021 Term Loan. The proceeds were used to repay the remaining $330 of the 2019 Term Loan, repay $100 of the Revolving Credit Facility outstanding, and for general corporate purposes, including to partially fund the Elevated acquisition.
During the first quarter of 2024, the Company completed its Fifth Amendment to its credit agreement, upsizing its 2021 Term Loan by an aggregate principal amount equal to $300. The loan proceeds were directed as consideration for a portion of the purchase price for the Series B Preferred Stock Conversion. For additional information regarding the Series B Preferred Stock Conversion, see Note 19 – "Shareholders' Equity and Redeemable Convertible Preferred Stock."
During 2024, the Company made aggregate payments of $330 and $100 on the 2019 Term Loan and 2021 Term Loan, respectively. As a result of the principal payments, the Company incurred a loss on debt extinguishment of $1 related to unamortized debt issuance costs, which was recorded within loss (gain) on extinguishment of debt, net in the consolidated statements of operations.
During 2023, the Company made aggregate payments of $375 and $100 on the 2019 Term Loan and 2021 Term Loan, respectively. As a result of the principal payments, the Company incurred a loss on debt extinguishment of $7 related to unamortized debt issuance costs, which was recorded within loss (gain) on extinguishment of debt, net in the consolidated statements of operations.
As of December 31, 2024 and 2023, the Company was in compliance with all applicable debt covenants.
Swap activity
In 2023, the Company amended its existing interest rate swaps in connection with the transition to SOFR for the term loans.
As of December 31, 2024, the Company had a $720 notional value 2026 Interest Rate Swap, exchanging one-month SOFR for a fixed rate of 3.59% per annum, and $400 notional value 2028 Interest Rate Swap, exchanging one-month SOFR for a rate of 3.41%. Accordingly, the Company's fixed interest rate per annum on the first swapped $400 notional value of the term loan is 5.41% and the second swapped $720 notional value of the term loans is 5.59% through the swaps' maturity. The remaining $1,037 of the term loan balance will bear interest based on one-month SOFR plus 200 basis points, but the rate will fluctuate as SOFR fluctuates. During 2024, the Company entered into a $720 notional amount forward starting interest rate swap commencing in October 2026 and maturing in January 2029 that exchanges a variable rate of interest (SOFR) for an average fixed rate of interest of approximately 3.13% over the term of the agreement. Refer to Note 10 – "Derivatives" for additional information.
Senior notes
4.125% Senior Notes
During 2021, the Company completed a private offering of $350 aggregate principal amount of 4.125% Senior Notes (the “4.125% Senior Notes”) issued under an indenture dated June 22, 2021. The 4.125% Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis by the Company and certain of the Company’s subsidiaries.
4.750% Senior Notes
During 2021, the Company completed a private offering of $300 aggregate principal amount of 4.750% Senior Notes due 2029 (the "4.750% Senior Notes"), issued under an indenture dated October 21, 2021, as supplemented by a supplemental indenture dated January 3, 2022. The 4.750% Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis by the Company and certain of the Company's subsidiaries.
Senior Notes Repurchases
During 2022, the Company repurchased on the open market $13 and $23 of the 4.125% Senior Notes and 4.750% Senior Notes, respectively (the "Repurchases"). In connection with the Repurchases, the Company recognized a net gain on debt extinguishment of $5 within loss (gain) on extinguishment of debt, net in the consolidated statements of operations.
The Company was in compliance with all covenants contained in the indentures governing the 4.125% Senior Notes and 4.750% Senior Notes as of December 31, 2024 and 2023.
Other obligations
As of December 31, 2024 and 2023, the Company had $5 and $5 in notes outstanding, respectively, for working capital purposes and the acquisition of equipment and vehicles. Amounts outstanding under these notes are included in the table below.
Approximate annual maturities, excluding amortization of debt issuance costs, of the Company’s financing arrangements for years subsequent to December 31, 2024, are as follows:

Years Ending December 31:
2025	$4
2026	1
2027	—
2028	—
2029	2,771
Thereafter	—
Total	$2,776